Discontinued Operation - Schedule of (Loss)/Profit From Discontinued Operation (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions				3 Months Ended	12 Months Ended			36 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 21, 2023	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2026
Disclosure of detailed information about business combination [line items]
Share of results of equity investees, net of taxation					$ (2.3)	$ (53.6)	$ (32.6)
Loss from discontinued operation					0.0	0.0	$ (18.9)
Profit on disposal of asset held for sale - Asanko Gold
Disclosure of detailed information about business combination [line items]
Consideration paid (received)		$ 25.0		$ 85.0	$ 25.0	0.0
Profit on disposal of asset held for sale - Asanko Gold | Deferred consideration
Disclosure of detailed information about business combination [line items]
Discount rate applied to cash flow projections (in percent)		7.90%			7.90%
Profit on disposal of asset held for sale - Asanko Gold | Contingent consideration
Disclosure of detailed information about business combination [line items]
Discount rate applied to cash flow projections (in percent)		15.10%			15.10%
Profit on disposal of asset held for sale - Asanko Gold | Forecast
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	$ 30.0		$ 30.0					$ 170.0
Profit on disposal of asset held for sale - Asanko Gold | Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of detailed information about business combination [line items]
Number of shares in equity accounted investees (in shares)							28.5
Share price (in USD per share)							$ 0.92
Discontinued operations
Disclosure of detailed information about business combination [line items]
Share of results of equity investees, net of taxation					$ 0.0	0.0	$ 18.9
Earnings | Discontinued operations | Profit on disposal of asset held for sale - Asanko Gold
Disclosure of detailed information about business combination [line items]
Share of results of equity investees, net of taxation					0.0	0.0	28.0
Impairment | Discontinued operations | Profit on disposal of asset held for sale - Asanko Gold
Disclosure of detailed information about business combination [line items]
Share of results of equity investees, net of taxation					$ 0.0	$ 0.0	$ (46.9)